Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies
Basis of Preparation

Basis for Preparation

These consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (IFRS) published by the International Accounting Standards Board (IASB) as adopted by the European Union (EU). In addition, the consolidated financial statements comply with the recommendation of the Swedish Financial Reporting Board RFR 1, Supplementary Accounting Regulations for Groups.

The accounting policies stated below have, unless otherwise stated, been applied consistently over all periods presented in the consolidated financial statements. The Group’s accounting policies have been applied consistently by the Group’s companies. The consolidated financial statements provide comparative information in respect of the previous period.

Financial Assets and Financial Liabilities

Financial Assets and Financial Liabilities

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity. Financial instruments are classified at initial recognition, including on the basis of the purpose for which the instrument was acquired and managed. This classification determines the valuation of the instruments.

Initial recognition and measurement of financial assets

The Group’s financial assets consist of long-term receivables, derivatives, other current receivables and cash, all of which, except derivatives, are classified at amortized cost. Derivatives are classified at fair value through profit or loss.

The instruments are classified into:

-  Amortized cost, or

-  Fair value through profit or loss

Financial assets at amortized cost are initially measured at fair value with the addition of transaction costs. Following the initial recognition, the assets are measured at amortized cost less a provision for losses on expected credit losses. Assets classified at amortized cost are held according to the business model to collect contractual cash flows that are only payments of capital amount and interest on the outstanding capital amount.

Initial recognition and measurement of financial liabilities

The Group’s financial liabilities consist of contingent consideration related to business combinations, accounts payable and other current liabilities, all of which, except contingent consideration, are classified as amortized cost. Contingent consideration related to business combinations is classified at fair value through profit or loss.

The instruments are classified into:

– Amortized cost, or

– Fair value through profit or loss

Financial liabilities at amortized costs are initially measured at fair value, net of transaction costs. Subsequently periods are measured at amortized cost using the effective interest (EIR) method. Financial liabilities classified at fair value are measured both initially and in subsequent periods at fair value in the Group’s consolidated statements of financial position, where changes in fair value are recognized in the Group’s consolidated statements of income. The components of the change in fair value relating to exchange rate effects are recognized in net financial items and other changes in fair value are recognized in operating profit or loss.

Recognition and derecognition

A financial asset or financial liability is recognized in the consolidated statement of financial position when the Group becomes a party in accordance with the contractual terms of the instrument. Debt is recognized when the counterparty has performed and a contractual obligation exists to pay, even if an invoice has not yet been received.

A financial asset is derecognized from the consolidated statement of financial position when the rights in the agreement are realized, expire or the Group loses control of them. A financial liability is derecognized from the consolidated statement of financial position when the contractual obligation is fulfilled or otherwise extinguished. The same applies to part of a financial asset or financial liability.

Gains and losses from derecognition from the consolidated statement of financial position are recorded in the consolidated statement of income.

A financial asset and financial liability are offset and recognized with a net amount in the consolidated statement of financial position only when there is a legal right to set off the amounts and that there is an intention to settle the items with a net amount or to simultaneously realize the asset and settle the debt.

Impairment of financial assets

The Group’s impairment model is based on expected credit losses and takes into account forward-looking information. The valuation of expected credit losses takes into account any collateral and other credit enhancements in the form of guarantees. See Note 21 Financial Risks for information on considerations relating to accounts receivable and deposits.

Leases

Leases

The Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group recognizes lease liabilities for future remaining lease payments and right-of-use assets representing the right to use the underlying assets.

Right-of-use assets

The Group recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received.

Right-of-use assets are depreciated on a straight-line basis over the estimated lease term, which currently is two to three years for the Group’s leases.

Lease liabilities

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments less any lease incentives receivable and variable lease payments that depend on an index or a rate. In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the commencement date, because the interest rate implicit in the lease is not readily determinable. Following the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, or a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments). The Group’s lease liabilities are included in other non-current liabilities and other current liabilities in the consolidated statements of financial position (see Note 8 Leases and 20 Financial and Non-Financial Assets and Liabilities).

Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to its short-term leases of equipment (i.e., those leases that have a lease term of twelve months or less from the commencement date). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered to be low value. Lease payments on short-term leases and leases of low value assets are recognized as an expense on a straight-line basis over the lease term.

Parent Company
Significant Accounting Policies
Basis of Preparation

Basis for Preparation

The Parent Company prepared its annual report in accordance with the Annual Accounts Act and the recommendations from the Swedish Financial Reporting Board, RFR 2 “Accounting for legal entities”.

The differences between the Group’s and the Parent Company’s accounting policies are presented below. The accounting policies for the Parent Company stated below have, unless otherwise stated, been applied consistently over all periods presented in the financial statements. The financial statements provide comparative information in respect of the previous period.

Subsidiaries

Subsidiaries

Participations in subsidiaries have been recognized on a historical cost basis in the Parent Company, which implies that transaction costs are included in the carrying amount of participations in subsidiaries.

Financial Assets and Financial Liabilities

Financial Assets and Liabilities

Due to the relationship between accounting and taxation, the regulations for financial instruments in accordance with IFRS 9 are not applied in the Parent Company as a legal entity. The Parent Company applies a historical cost basis in accordance with the Annual Accounts Act. For this reason, financial assets are measured in the Parent Company at cost less any impairment and financial current assets are valued to the lower of cost or market.

Leases

Leases

The Parent Company applies the exemption contained in RFR 2 for legal entities and record all lease agreements as an expense through the statement of income on a straight-line basis over the lease term.

Group and Shareholder Contributions

Group and Shareholder Contributions

Both received and provided Group contributions are recognized as appropriations in accordance with the alternative rule. Shareholders’ contributions are recognized in the shareholders’ equity of the recipient and capitalized in “Participations in Group companies” by the contributor, where impairment is not required.